Accrued Charges	12 Months Ended
Dec. 31, 2012
Accruals Disclosure [Abstract]
Accrued Charges Disclosure [Text Block]

14. Accrued Charges

Accrued charges are comprised of the following:

	December 31, 2012	December 31, 2011

Insurance	$29,040	$27,383
Payroll and related costs	28,745	43,334
Franchise and royalty fees	8,653	5,999
Interest	2,737	5,221
Provincial, federal and state sales taxes	4,542	5,738
Acquisition holdbacks and acquisition related costs	27,834	4,308
Environmental surcharges	7,990	7,268
Property taxes	141	544
Share based compensation	3,730	3,757
Other	18,116	20,944
	$131,528	$124,496